DEBT (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	May 31, 2020	Jun. 30, 2017	Feb. 28, 2017	Dec. 31, 2016	Aug. 31, 2016	Jun. 30, 2016
Debt Instrument [Line Items]
Total debt	$ 2,340,514,000		$ 2,156,182,000
Total U.S. dollar denominated floating rate debt	2,130,814,000		2,089,931,000
Total U.S. dollar denominated fixed rate debt	209,700,000		60,000,000
Secured borrowings	0		6,251,000
Short-term debt and current portion of long-term debt	189,286,000		167,082,000
Deferred charges	24,318,000		20,176,000
Long-term portion of debt	2,126,910,000		1,968,924,000
Maturities of Long-term Debt [Abstract]
2022	189,286,000
2023	777,085,000
2024	211,244,000
2025	336,218,000
2026	164,992,000
Thereafter	661,689,000
Total debt	2,340,514,000		2,156,182,000
Assets pledged [Abstract]
Vessels, net	3,477,801,000		3,307,144,000
Deferred Charges [Abstract]
Debt arrangement fees	41,691,000		31,129,000
Accumulated amortization	(17,373,000)		(10,953,000)
Deferred charges	24,318,000		20,176,000
Vessels
Assets pledged [Abstract]
Vessels, net	3,477,283,000		3,306,863,000
$328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,600,000
$50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount	50,000,000.0
$250.7 million term loan facility
Debt Instrument [Line Items]
Principal amount	250,700,000
$100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount	100,800,000
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount	328,400,000
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount	321,600,000
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount	110,500,000						$ 110,500,000
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount	110,500,000
$110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount	110,500,000
$544.0 million lease financing
Debt Instrument [Line Items]
Principal amount	544,000,000.0
$42.9 million term loan facility
Debt Instrument [Line Items]
Principal amount	42,900,000
$62.5 million term loan facility
Debt Instrument [Line Items]
Principal amount	62,500,000
$133.7 million term loan facility
Debt Instrument [Line Items]
Principal amount	133,700,000
$58.5 million term loan facility (SEB)
Debt Instrument [Line Items]
Principal amount	58,500,000	$ 58,500,000
$58.5 million term loan facility (KFW)
Debt Instrument [Line Items]
Principal amount	58,500,000	$ 58,500,000
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount	275,000,000.0
Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount					$ 328,600,000
Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount						$ 50,000,000
Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount				$ 100,800,000
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount										$ 328,400,000
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount								$ 321,600,000
Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount									$ 110,500,000
Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount							$ 110,500,000
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount											$ 275,000,000
Total debt	209,700,000		60,000,000
Maturities of Long-term Debt [Abstract]
Total debt	209,700,000		60,000,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Total debt	281,009,000		319,112,000
Maturities of Long-term Debt [Abstract]
Total debt	281,009,000		319,112,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Total debt	39,348,000		43,880,000
Maturities of Long-term Debt [Abstract]
Total debt	39,348,000		43,880,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $250.7 million term loan facility
Debt Instrument [Line Items]
Total debt	185,627,000		250,738,000
Maturities of Long-term Debt [Abstract]
Total debt	185,627,000		250,738,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Total debt	93,075,000		100,750,000
Maturities of Long-term Debt [Abstract]
Total debt	93,075,000		100,750,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Total debt	200,255,000		215,529,000
Maturities of Long-term Debt [Abstract]
Total debt	200,255,000		215,529,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Total debt	203,163,000		222,145,000
Maturities of Long-term Debt [Abstract]
Total debt	203,163,000		222,145,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Total debt	91,709,000		98,949,000
Maturities of Long-term Debt [Abstract]
Total debt	91,709,000		98,949,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Total debt	98,166,000		105,178,000
Maturities of Long-term Debt [Abstract]
Total debt	98,166,000		105,178,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Total debt	103,116,000		110,107,000
Maturities of Long-term Debt [Abstract]
Total debt	103,116,000		110,107,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $544.0 million lease financing
Debt Instrument [Line Items]
Total debt	490,500,000		521,071,000
Maturities of Long-term Debt [Abstract]
Total debt	490,500,000		521,071,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $42.9 million term loan facility
Debt Instrument [Line Items]
Total debt	39,325,000		41,708,000
Maturities of Long-term Debt [Abstract]
Total debt	39,325,000		41,708,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $62.5 million term loan facility
Debt Instrument [Line Items]
Total debt	57,292,000		60,764,000
Maturities of Long-term Debt [Abstract]
Total debt	57,292,000		60,764,000
US Dollar Denominated Floating Rate Debt | Loans Payable | $133.7 million term loan facility
Debt Instrument [Line Items]
Total debt	131,229,000		0
Maturities of Long-term Debt [Abstract]
Total debt	131,229,000		0
US Dollar Denominated Floating Rate Debt | Loans Payable | $58.5 million term loan facility (SEB)
Debt Instrument [Line Items]
Total debt	58,500,000		0
Maturities of Long-term Debt [Abstract]
Total debt	58,500,000		0
US Dollar Denominated Floating Rate Debt | Loans Payable | $58.5 million term loan facility (KFW)
Debt Instrument [Line Items]
Total debt	58,500,000		0
Maturities of Long-term Debt [Abstract]
Total debt	$ 58,500,000		$ 0